SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes	$ 702.6	$ 715.6	$ 459.4
Interest	154.0	146.3	139.2
Parent Company
Income taxes	679.2	669.7	450.2
Interest	$ 153.6	$ 142.2	$ 134.2